Activity in the Loss and Loss Adjustment Expense Reserves (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Balance at beginning of period	$ 7,071.0	$ 6,653.0	$ 6,177.4
Less reinsurance recoverables on unpaid losses	704.1	529.4	244.5
Net balance at beginning of period	6,366.9	6,123.6	5,932.9
Incurred related to:
Current year	10,876.8	10,451.7	10,040.9
Prior years	(242.0)	(320.4)	(136.0)
Total incurred	10,634.8	10,131.3	9,904.9
Paid related to:
Current year	7,289.3	6,841.0	6,542.2
Prior years	3,252.3	3,047.0	3,172.0
Total paid	10,541.6	9,888.0	9,714.2
Net balance at ending of period	6,460.1	6,366.9	6,123.6
Plus reinsurance recoverables on unpaid losses	785.7	704.1	529.4
Balance at ending of period	$ 7,245.8	$ 7,071.0	$ 6,653.0